TRADE PAYABLES (Schedule of Aging Analysis of Trade Payables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Trade Payables
Trade payables	$ 3,321	¥ 21,118	¥ 28,621